STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Common Stock	Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2018	541,965,449	5,909,000
Beginning balance, value at Dec. 31, 2018	$ 5,420	$ 59	$ 3,160,748	$ (4,366,772)	$ (1,200,545)
Common Stock Issued for Compensation, shares	5,100,000
Common Stock Issued for Compensation, value	$ 51		290,049		(290,100)
Common Stock Issued in Exchange for Trademark, shares	500,000
Common Stock Issued in Exchange for Trademark, value	$ 5		59,245		59,250
Common Stock Issued for Sponsorship Agreements, shares	262,500
Common Stock Issued for Sponsorship Agreements, value	$ 3		34,387		(34,388)
Shares of Stock Cancelled, shares	(64,860,346)	(650,000)
Shares of Stock Cancelled, value	$ (649)	$ (7)	(185,846)		(186,502)
Common Stock Issued in Exchange for Services, shares	10,000,000
Common Stock Issued in Exchange for Services, value	$ 100		799,900		800,000
Preferred Stock Conversion to Common Shares, shares	271,000,000	(271,000)
Preferred Stock Conversion to Common Shares, value	$ 2,710	$ (3)	(2,707)		0
Net Income (loss)				(1,787,669)	(1,787,669)
Ending balance, shares at Dec. 31, 2019	763,967,603	4,988,000
Ending balance, value at Dec. 31, 2019	$ 7,640	$ 50	4,155,777	(6,154,441)	(1,990,976)
Common Stock Issued for Compensation, shares	5,000,000
Common Stock Issued for Compensation, value	$ 50		318,450		318,500
Common Stock Issued for Sponsorship Agreements, value
Net Income (loss)				(594,936)	(594,936)
Ending balance, shares at Mar. 31, 2020	768,967,603	4,988,000
Ending balance, value at Mar. 31, 2020	$ 7,690	$ 50	4,474,227	(6,749,377)	(2,267,412)
Beginning balance, shares at Dec. 31, 2019	763,967,603	4,988,000
Beginning balance, value at Dec. 31, 2019	$ 7,640	$ 50	4,155,777	(6,154,441)	(1,990,976)
Common Stock Issued for Compensation, shares	10,000,000
Common Stock Issued for Compensation, value	$ 100		475,900		(476,002)
Common Stock Issued for Sponsorship Agreements, shares	85,000
Common Stock Issued for Sponsorship Agreements, value	$ 1		2,577		(2,578)
Warrants related to convertible note			281,565		281,565
Common Stock Conversion to Preferred Stock, shares	(140)	140
Common Stock Conversion to Preferred Stock, value	$ 0	$ 0
Preferred Stock Conversion to Common Shares, shares	4,000,000	(4,000,000)
Preferred Stock Conversion to Common Shares, value	$ 40	$ (40)
Accrued Common Stock Issues for Compensation, shares	140
Accrued Common Stock Issues for Compensation, value	$ 0		2		2
Common Stock Issued for Conversion of Convertible Debt, shares	8,255,438
Common Stock Issued for Conversion of Convertible Debt, value	$ 83		112,191		112,274
Net Income (loss)				(3,125,595)	(3,125,595)
Ending balance, shares at Dec. 31, 2020	786,308,041	988,140
Ending balance, value at Dec. 31, 2020	$ 7,863	$ 10	5,028,012	(9,280,036)	(4,244,151)
Beginning balance, shares at Mar. 31, 2020	768,967,603	4,988,000
Beginning balance, value at Mar. 31, 2020	$ 7,690	$ 50	4,474,227	(6,749,377)	(2,267,412)
Common Stock Issued for Compensation, shares	5,000,000
Common Stock Issued for Compensation, value	$ 50		157,450		157,500
Common Stock Issued for Sponsorship Agreements, shares	85,000
Common Stock Issued for Sponsorship Agreements, value	$ 1		2,577		2,578
Warrants related to convertible note			281,565		281,565
Net Income (loss)				(1,066,920)	(1,066,920)
Ending balance, shares at Jun. 30, 2020	774,052,603	4,988,000
Ending balance, value at Jun. 30, 2020	$ 7,741	$ 50	4,915,819	(7,816,297)	(2,892,689)
Common Stock Conversion to Preferred Stock, shares	(140)	140
Common Stock Conversion to Preferred Stock, value	$ 0	$ 0
Preferred Stock Conversion to Common Shares, shares	4,000,000	(4,000,000)
Preferred Stock Conversion to Common Shares, value	$ 40	$ (40)
Accrued Common Stock Issues for Compensation, shares	140
Accrued Common Stock Issues for Compensation, value	$ 0		2		2
Net Income (loss)				(509,441)	(509,441)
Ending balance, shares at Sep. 30, 2020	778,052,603	988,140
Ending balance, value at Sep. 30, 2020	$ 7,781	$ 10	4,915,821	(8,325,738)	(3,402,128)
Common Stock Issued for Conversion of Convertible Debt, shares	8,255,438
Common Stock Issued for Conversion of Convertible Debt, value	$ 83		112,191		112,274
Net Income (loss)				(954,298)	(954,298)
Ending balance, shares at Dec. 31, 2020	786,308,041	988,140
Ending balance, value at Dec. 31, 2020	$ 7,863	$ 10	5,028,012	(9,280,036)	(4,244,151)
Beginning balance, shares at Dec. 31, 2020	786,308,041	988,140
Beginning balance, value at Dec. 31, 2020	$ 7,863	$ 10	5,028,012	(9,280,036)	(4,244,151)
Common Stock Issued for Sponsorship Agreements, value
Warrants related to convertible note			1,052,571		1,052,571
Common Stock Issued for Conversion of Convertible Debt, shares	30,418,798
Common Stock Issued for Conversion of Convertible Debt, value	$ 304		613,505		613,809
Common Stock Issued for Acquisition, shares	9,000,000
Common Stock Issued for Acquisition, value	$ 90		270,810		270,900
Net Income (loss)				(1,819,543)	(1,819,543)
Ending balance, shares at Mar. 31, 2021	825,726,839	988,140
Ending balance, value at Mar. 31, 2021	$ 8,257	$ 10	$ 6,964,898	$ (11,099,579)	$ (4,126,415)